Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	10 years
Buildings [member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	1 year
Buildings [member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	5 years
Motor vehicles [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	3 years